Revenue and Deferred Revenue - Remaining performance obligation (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	$ 38.1	$ 34.0
Performance obligation not yet started	3.7	3.6
Network design and installation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	7.6	8.2
Internet network services and hardware and internet service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	30.5	25.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation		$ 13.4
Expected timing of satisfaction		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	$ 13.7
Expected timing of satisfaction	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	$ 24.4	$ 21.5
Expected timing of satisfaction	6 years	6 years